Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes and income of investments accounted for under the equity method	$ 2,263,373	$ 3,272,186	$ (1,002,420)
Deferred tax liabilities, net	2,506,870	2,250,364
Deferred tax assets	261,004	275,756
Deferred tax liabilities	2,767,874	2,526,120
Valuation allowance, deferred tax asset, increase (decrease)	(15,000)	(49,000)	(32,000)
Operating loss carryforward, used during period	6,000
Unrecognized tax benefits	100	17,000	32,000
Increase, prior period tax positions	10		1,000
Decrease, prior period tax positions	8,000	6,000	$ 6,000
Decrease, resulting from settlements with taxing authorities	$ 9,000
Increase, current period tax positions		100
Decrease, unrecognized tax benefits as a result of a lapse of the applicable statute of limitations		$ 9,000
Local statutory tax rate	12.50%	12.50%	12.50%
Change in Circumstances/Judgment
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance, deferred tax asset, increase (decrease)	$ 26,000
Other
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes and income of investments accounted for under the equity method	200,000	$ 100,000	$ 100,000
Other | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	388,000
Other | No expiration date | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	253,000
Other | Expires Between 2028 and 2038 | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	135,000
Other | Subject To Annual Limitation | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	52,000
Ireland
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes and income of investments accounted for under the equity method	2,100,000	3,200,000	$ (1,100,000)
Deferred tax liabilities, net	$ 2,599,660	$ 2,317,069
Local statutory tax rate	12.50%
Valuation allowance, recognized	$ 19,000
Tax credit carryforward, amount	15,000
Ireland | No expiration date
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	13,700,000
State and Local Jurisdiction | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	66,000
State and Local Jurisdiction | No expiration date | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	33,000
State and Local Jurisdiction | Expires Between 2025 and 2044 | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 33,000